S000083382 [Member] Investment Objectives and Goals - Cantor Fitzgerald Government Money Market Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Cantor Fitzgerald Government Money Market Fund Fund summary
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Maximum current income consistent with liquidity and the preservation of capital.